LEASES	9 Months Ended	12 Months Ended
	Sep. 30, 2024	Dec. 31, 2023
Leases [Abstract]
LEASES

NOTE 8 – LEASES

The Company has operating lease agreements with terms up to 2-3 years, including car and office space leases.

The Company’s weighted-average remaining lease term relating to its operating leases is 2.68 years, with a weighted-average discount rate of 10%. The discount rate was determined by referencing rates used by companies in the same industry.

The Company incurred $58,000 of lease expense for its operating leases for the nine months ended September 30, 2024 and 2023.

The following table presents information about the amount and timing of liabilities arising from the Company’s operating leases as of September 30, 2024:

2024	$14
2025	60
2026	58
Thereafter	10
Total undiscounted operating lease payments	142
Less: Imputed interest	16
Present value of operating lease liabilities	$126

NOTE 7 – LEASES

The Company has operating lease agreements with terms up to 1-3 years, including car and office space leases.

The Company’s weighted-average remaining lease term relating to its operating leases is 0.25 years, with a weighted-average discount rate of 10%.

The Company incurred $70,000 of lease expense for its operating leases for the year ended December 31, 2023.

The following table presents information about the amount and timing of liabilities arising from the Company’s operating leases as of December 31, 2023:

2024	$6,000
Total undiscounted operating lease payments	6,000
Less: Imputed interest	1,000
Present value of operating lease liabilities	$5,000